Related-Party and Party-in-Interest Transactions (Additional Information) (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value of plan interest in master trust	$ 69,938	$ 64,323
Recordkeeping and investment management services fees paid	216	244
Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Recordkeeping and investment management services fees paid	$ 216	$ 244
Common Stock | Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	27	19
Fair value of plan interest in master trust	$ 1,373	$ 1,324
Dividend received by Master Trust	$ 20	$ 19